Debt (Tables)	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Schedule of Outstanding Debt
As a condition of closing our RBL Facility, we were required to have in place the following commodity hedging coverage over our projected crude oil production from PDP reserves, on an annual basis:

	2018	2019
Oil Swaps required by RBL Facility
Thousands of barrels (MBbls) per year	1,876	1,622
Minimum price	$44.87	$45.94
The following table summarizes our outstanding debt:

	Berry Corp. (Successor) December 31, 2017	Berry LLC (Predecessor) December 31, 2016
	(in thousands)
Current portion of debt:
Pre-Emergence Credit Facility(1)(2)	$—	$891,259
Long-term debt:
RBL Facility(2)	$379,000	$—
Liabilities subject to compromise:
6.75% senior notes due November 2020(3)	$—	$261,100
6.375% senior notes due September 2022(3)	$—	$572,700
__________

(1)	Due to covenant violations, the Pre-Emergence Credit Facility was classified as current at December 31, 2016

(2)	Variable interest rates of 4.8% and 5.5% at December 31, 2017 and December 31, 2016, respectively.

(3)	The Company’s senior notes were classified as liabilities subject to compromise at December 31, 2016.
The following table summarizes our outstanding debt:

	September 30, 2018	December 31, 2017	Interest Rate	Maturity	Security
	(in thousands)
RBL Facility	$—	$379,000	variable rates of 4.5% (2018) and 4.8% (2017), respectively	June 29, 2022	Mortgage on 85% of Present Value of proven oil and gas reserves
2026 Notes	400,000	—	7.00%	February 15, 2026	Unsecured
Long-Term Debt - Principal Amount	400,000	379,000
Less: Debt Issuance Costs	(8,488)	—
Long-Term Debt, net	$391,512	$379,000